Subsequent Events (FY) (Details)				9 Months Ended	12 Months Ended
	Dec. 11, 2023 Extension	Apr. 25, 2023 USD ($) Extension $ / shares	Apr. 05, 2023 USD ($) Installment Extension $ / shares	Sep. 30, 2023	Dec. 31, 2022
Extension of Combination Period [Abstract]
Period of extension to consummate business combination				1 month	1 month
Period of advance notice to consummate initial business combination				5 days	5 days
Period of additional charter extension date				12 months
Number of business days				10 days
Lenders contribution deposited in trust account | $		$ 162,500
Lenders contribution deposited in trust account (dollar per share) | $ / shares		$ 0.0325
Minimum [Member]
Extension of Combination Period [Abstract]
Number of business days					5 days
Maximum [Member]
Extension of Combination Period [Abstract]
Number of extensions to extend time to consummate a business combination | Extension		9
Period of additional charter extension date					12 months
IPO [Member]
Extension of Combination Period [Abstract]
Lenders contribution deposited in trust account | $		$ 487,500
Lenders contribution deposited in trust account (dollar per share) | $ / shares		$ 0.0975
Subsequent Event [Member]
Extension of Combination Period [Abstract]
Lenders contribution deposited in trust account | $			$ 1,462,500
Lenders contribution deposited in trust account (dollar per share) | $ / shares			$ 0.2925
Number of installments to be deposited | Installment			9
Subsequent Event [Member] | Maximum [Member]
Extension of Combination Period [Abstract]
Number of extensions to extend time to consummate a business combination | Extension	7		9
Subsequent Event [Member] | IPO [Member]
Extension of Combination Period [Abstract]
Lenders contribution deposited in trust account | $			$ 487,500
Lenders contribution deposited in trust account (dollar per share) | $ / shares			$ 0.0975